Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities:
Net Income (Loss)	$ 535	$ 1,003
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Deferred income taxes	(38)	421
Amortization of bond premium and discount	15	14
Amortization and write off of deferred charges	12	15
Increase (Decrease) in Operating Assets
Increase (Decrease) in Accrued investment income	65	64
Increase (Decrease) in Reinsurance recoverable	(226)	(142)
Increase (Decrease) in Premiums receivable	0	1
Increase (Decrease) in Other assets and receivables	388	(759)
Claim and policy benefit reserves - life and health	2,300	1,132
Increase (Decrease) in Federal income taxes recoverable from affiliate	(568)	(167)
Accounts payable and other liabilites	(1,653)	(584)
Net cash provided by operating activities	830	998
Cash flows from investing activities:
Proceeds from sale or maturity of Debt Securities	528	310
Net cash provided by (used in) investing activities	528	310
Cash flows from financing activities:
Policyholder account deposits	558,556	529,236
Policyholder account withdrawals	(60,448)	(34,398)
Assets on deposit - deposits	(557,750)	(528,405)
Assets on deposit - withdrawals	60,144	33,927
Change in bank overdrafts	1	(51)
Net cash provided by (used in) financing activities	503	309
Change in cash and cash equivalents	1,861	1,617
Cash and cash equivalents at beginning of period	18,440	18,732
Cash and cash equivalents at end of period	20,301	20,349
Supplemental disclosure of cash information:
Net cash paid to affiliate for income taxes	$ 518	$ 146